Consolidated Statements of Cash Flow - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net income		$ 717	$ 694	$ 1,423	$ 1,524
Adjustments for the following items:
Depreciation		476	500	936	1,007
Finance costs, net		101	100	199	194
Impairment (reversals) charges (notes 9b and 13)		3	2	5	(87)
Income tax expense (note 10)		279	343	580	717
Income from equity investees (note 12)		(89)	(104)	(188)	(207)
Gain on sale of non-current assets		(20)	(7)	(22)	(10)
Loss on currency translation		6	7	9	11
Change in working capital (note 11)		(34)	(197)	(165)	(249)
Other operating activities (note 11)		(126)	(76)	(203)	(116)
Operating cash flows before interest and income taxes		1,313	1,262	2,574	2,784
Interest paid		(129)	(131)	(152)	(153)
Income taxes paid	[1]	(260)	(492)	(494)	(690)
Net cash provided by operating activities		924	639	1,928	1,941
INVESTING ACTIVITIES
Capital expenditures (note 5)		(755)	(658)	(1,366)	(1,197)
Sales proceeds		22	1	23	5
Investment sales		122	0	382	0
Divestitures (note 4)		0	19	0	19
Dividends received from equity method investments (note 12)		310	35	669	161
Shareholder loan repayments from equity method investments (note 12)		0	0	0	1
Net cash used in investing activities		(301)	(603)	(292)	(1,011)
FINANCING ACTIVITIES
Lease repayments		(4)	(4)	(10)	(10)
Debt repayments		0	0	0	(7)
Dividends		(353)	(159)	(531)	(317)
Return of capital (note 15)		0	250	0	250
Share buyback program (note 15)		(173)	0	(173)	0
Funding from non-controlling interests (note 16)		0	6	0	12
Disbursements to non-controlling interests (note 16)		(232)	(206)	(499)	(471)
Pueblo Viejo JV partner shareholder loan		35	43	80	64
Net cash used in financing activities		(727)	(570)	(1,133)	(979)
Effect of exchange rate changes on cash and equivalents		(3)	0	(3)	(1)
Net increase (decrease) in cash and equivalents		(107)	(534)	500	(50)
Cash and equivalents at the beginning of period		5,887	5,672	5,280	5,188
Cash and equivalents at the end of period		$ 5,780	$ 5,138	$ 5,780	$ 5,138

[1]	Income taxes paid excludes $10 million (2021: $57 million) for the three months ended June 30, 2022 and $36 million (2021: $93 million) for the six months ended June 30, 2022 of income taxes payable that were settled against offsetting VAT receivables.